Fresh Start Accounting - Fresh Start Adjustment, Capitalized Deferred Costs, Deferred Revenue and Pension Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 45,026		$ 80,322
Other assets	77,247		84,584
Other current liabilities	41,136		49,820
Other liabilities	95,226		108,039
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	36,545	$ 32,681	50,469
Other assets	77,247	70,420	84,584
Other current liabilities	40,949	33,635	49,820
Other liabilities	$ 94,998	86,743	$ 108,039
Noble Finance Company [Member] | Deferred contract assets and revenues
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(10,073)
Other assets		(2,616)
Other current liabilities		(52,616)
Other liabilities		(20,320)
Noble Finance Company [Member] | Write-off of certain financing costs
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(6,238)
Other current liabilities		0
Other liabilities		0
Noble Finance Company [Member] | Pension assets and obligations
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(1,010)
Other current liabilities		3
Other liabilities		(6,085)
Noble Finance Company [Member] | Fair value adjustments to other assets
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(639)
Other current liabilities		0
Other liabilities		0
Noble Finance Company [Member] | Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(10,073)
Other assets		(10,503)
Other current liabilities		(52,613)
Other liabilities		$ (26,405)